INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Total short-term investments	$ 149,090	$ 0
Investments in private entities	2,869	18,473
Investments in associates	975	8,269
Investments held for sale	0	7,006
Total long-term investments	$ 3,844	$ 33,748